EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Schedule of Distributions Made to each Class of Partnership Units
Distributions made to each class of partnership units, including units of subsidiaries that were exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2025	2024	2025	2024
Limited Partners	$111	$113	$225	$226
Holders of:
REUs	196	200	398	400
Special LP Units	2	2	4	4
Total	$309	$315	$627	$630
Per unit(1)	$0.300	$0.335	$0.625	$0.680
(1)Per unit outstanding on the distribution record date